UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (88.6%)
Argentina (1.5%)
Sovereign (1.5%)
Argentina Boden Bonds,
7.00%, 10/3/15		$5,409	$4,963

Brazil (9.0%)
Corporate Bonds (1.6%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		690	782
6.75%, 1/27/21 (a)		1,360	1,540
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)(b)		2,870	3,200
			5,522
Sovereign (7.4%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)		1,960	2,332
5.50%, 7/12/20		2,300	2,737
6.37%, 6/16/18 (a)(b)		276	333
Brazilian Government International Bond,
4.88%, 1/22/21 (b)		1,080	1,296
5.88%, 1/15/19 (b)		4,535	5,669
7.13%, 1/20/37		3,290	4,976
8.88%, 10/14/19		5,504	7,994
			25,337
			30,859
Colombia (4.8%)
Corporate Bond (0.5%)
Grupo Aval Ltd.,
4.75%, 9/26/22 (a)		1,620	1,600

Sovereign (4.3%)
Colombia Government International Bond,
4.38%, 7/12/21		2,760	3,192
4.39%, 3/21/23	COP	5,507,000	3,021
6.13%, 1/18/41 (b)		$2,080	2,829
7.38%, 3/18/19		390	518
11.75%, 2/25/20		3,015	4,922
			14,482
			16,082
Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond,
6.63%, 7/14/20 (a)		1,340	1,509

Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
9.38%, 12/15/15		2,235	2,324

	Face Amount (000)	Value (000)
Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21	$1,050	$1,149
7.63%, 3/29/41	490	556
		1,705
India (0.3%)
Corporate Bond (0.3%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)(b)	810	913

Indonesia (6.5%)
Sovereign (6.5%)
Indonesia Government International Bond,
6.88%, 1/17/18	320	393
7.75%, 1/17/38	630	944
7.75%, 1/17/38 (a)	1,353	2,026
11.63%, 3/4/19	430	659
11.63%, 3/4/19 (a)(b)	2,169	3,324
Majapahit Holding BV,
7.75%, 1/20/20	7,590	9,582
Pertamina Persero PT,
4.88%, 5/3/22	350	378
5.25%, 5/23/21	870	969
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	3,470	3,899
		22,174
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
3.75%, 12/31/32 (c)(d)	1,620	1,405

Kazakhstan (4.0%)
Sovereign (4.0%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15	230	251
5.50%, 12/20/15 (a)	1,250	1,362
Intergas Finance BV,
6.38%, 5/14/17	700	798
KazMunayGas National Co.,
6.38%, 4/9/21	1,510	1,820
6.38%, 4/9/21 (a)(b)	2,430	2,930
9.13%, 7/2/18	1,930	2,505
9.13%, 7/2/18 (a)(b)	3,080	3,998
		13,664
Lithuania (1.2%)
Sovereign (1.2%)
Lithuania Government International Bond,
6.13%, 3/9/21 (a)	520	623

		Face Amount (000)	Value (000)
6.63%, 2/1/22 (a)		$670	$833
6.75%, 1/15/15 (a)		160	177
7.38%, 2/11/20		1,790	2,282
			3,915
Malaysia (0.8%)
Sovereign (0.8%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	8,110	2,657

Mexico (12.7%)
Corporate Bonds (0.6%)
Cemex SAB de CV,
9.00%, 1/11/18 (b)		$280	281
9.00%, 1/11/18 (a)(b)		1,900	1,910
			2,191
Sovereign (12.1%)
Mexican Bonos,
8.00%, 6/11/20	MXN	66,500	6,110
Mexico Government International Bond,
3.63%, 3/15/22		$3,244	3,546
5.95%, 3/19/19 (b)		3,032	3,775
6.05%, 1/11/40		1,760	2,354
6.75%, 9/27/34		4,674	6,679
Pemex Project Funding Master Trust,
6.63%, 6/15/35 - 6/15/38		4,316	5,438
8.63%, 12/1/23		1,990	2,676
Petroleos Mexicanos,
4.88%, 1/24/22 (b)		1,800	2,038
5.50%, 1/21/21 (b)		5,430	6,394
8.00%, 5/3/19		1,750	2,299
			41,309
			43,500
Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond,
5.20%, 1/30/20		1,810	2,184
7.13%, 1/29/26		1,140	1,622
8.88%, 9/30/27		483	786
9.38%, 4/1/29		569	971
			5,563
Peru (3.9%)
Corporate Bond (0.2%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)(b)		710	753

Sovereign (3.7%)
Peruvian Government International Bond,
7.35%, 7/21/25 (b)		2,410	3,543

		Face Amount (000)	Value (000)
8.20%, 8/12/26 (Units) (e)	PEN	9,000	4,682
8.75%, 11/21/33	$2,580		$4,508
			12,733
			13,486
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
4.00%, 1/15/21		6,756	7,567
8.38%, 6/17/19		1,491	2,065
9.50%, 2/2/30		3,072	5,322
			14,954
Poland (2.2%)
Sovereign (2.2%)
Poland Government International Bond,
3.00%, 3/17/23		6,850	6,749
5.00%, 3/23/22		770	895
			7,644
Russia (13.4%)
Corporate Bonds (0.7%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)		1,390	1,489
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)(b)		820	862
			2,351
Sovereign (12.7%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)		2,104	2,319
7.18%, 5/16/13 (a)		2,030	2,097
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20		7,100	8,169
5.63%, 4/4/42 (a)		11,200	13,469
7.50%, 3/31/30		1,393	1,762
7.50%, 3/31/30 (a)		954	1,207
12.75%, 6/24/28		4,225	8,197
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		4,900	5,801
			43,021
			45,372
South Africa (3.2%)
Sovereign (3.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)		3,556	4,072
5.75%, 1/26/21		2,370	2,714
South Africa Government Bond,
7.25%, 1/15/20	ZAR	24,200	3,045

	Face Amount (000)	Value (000)
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)(b)	$970	$988
		10,819
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)(b)	490	531
6.25%, 10/4/20	100	109
6.25%, 10/4/20 (a)	650	710
		1,350
Thailand (0.4%)
Corporate Bond (0.4%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)(b)	1,370	1,387

Turkey (5.6%)
Sovereign (5.6%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)(b)	2,850	3,144
Turkey Government International Bond,
5.63%, 3/30/21	4,650	5,324
6.88%, 3/17/36	2,904	3,695
7.50%, 7/14/17 – 11/7/19	2,866	3,520
11.88%, 1/15/30	1,771	3,328
		19,011
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22	1,589	2,318

Venezuela (9.7%)
Sovereign (9.7%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	17,190	15,600
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	1,017
7.65%, 4/21/25	2,850	2,244
9.00%, 5/7/23	600	531
9.25%, 9/15/27 (b)	14,920	13,525
		32,917
Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond,
5.38%, 9/20/22 (a)(b)	1,150	1,161
Total Fixed Income Securities (Cost $262,605)		301,651

	No. of Warrants	Value (000)
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(g)	2,250	$405

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(g)	5,450	164
Total Warrants (Cost $—)		569

	Shares
Short-Term Investments (11.2%)
Securities held as Collateral on Loaned Securities (6.7%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	16,851,962	16,852

	Face Amount (000)
Repurchase Agreements (1.7%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $1,783; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $1,819)	$1,784	1,784
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $657; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $671)	657	657
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $3,379; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $3,447)	3,379	3,379
		5,820
Total Securities held as Collateral on Loaned Securities (Cost $22,672)		22,672

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $15,142)	15,142,290	15,142
Total Short-Term Investments (Cost $37,814)		37,814
Total Investments (100.0%) (Cost $300,419) Including $22,301 of Securities Loaned (i)+		340,034
Liabilities in Excess of Other Assets		(36,552)
Net Assets		$303,482

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $22,301,000 and $22,696,000, respectively. The Fund received cash collateral of approximately $22,671,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately 25,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.
(d)	Issuer is in default.
(e)	Consists of one or more classes of securities traded together as a unit.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(g)	Security has been deemed illiquid at September 30, 2012.
(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $300,419,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $39,615,000 of which approximately $39,763,000 related to appreciated securities and approximately $148,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase Bank	USD	3,060	$3,060	10/17/12	KRW	3,440,205	$3,093	$33
JPMorgan Chase Bank	USD	3,116	3,116	10/17/12	RUB	96,000	3,070	(46)
			$6,176				$6,163	$(13)

COP	–	Colombian Peso
KRW	–	South Korean Won
MXN	–	Mexican New Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Nuevo Sol
RUB	–	Russian Ruble
USD	–	United States Dollar
ZAR	–	South African Rand

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$14,716	$—	$14,716
Sovereign	—	286,935	—	286,935
Total Fixed Income Securities	—	301,651	—	301,651
Warrants	—	569	—	569
Short-Term Investments
Investment Company	31,994	—	—	31,994
Repurchase Agreements	—	5,820	—	5,820
Total Short-Term Investments	31,994	5,820	—	37,814
Foreign Currency Exchange Contracts	—	33	—	33
Total Assets	31,994	308,073	—	340,067
Liabilities:
Foreign Currency Exchange Contracts	—	(46)	—	(46)
Total	$31,994	$308,027	$—	$340,021

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012